Major maintenance provision (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Major maintenance provision
Discount rate			10.99%	10.99%
Major maintenance of assets under concession		$ 2,284,163	$ 2,119,281	$ 1,990,718
Additions		592,485	389,112	550,085
Disbursements		(203,860)	(224,230)	(421,522)
Short-term		593,267	555,498	629,683
Long-term	$ 115,521	2,079,521	1,728,665	1,489,598
Present value of major maintenance provision	$ 13,566	$ 244,200	$ 160,440	$ 201,688
Minimum
Major maintenance provision
Discount rate	7.64%	7.64%
Maximum
Major maintenance provision
Discount rate	9.53%	9.53%